Tax matters - Schedule of reconciliation of income tax expense (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated profit (loss) before tax
From continuing operations	€ 6,193.0	€ 18,681.0	€ 17,347.0	€ 15,005.0
From discontinued operations		1,950.0	1,680.0	1,454.0
Consolidated profit (loss) before tax:		20,631.0	19,027.0	16,459.0
Income tax at tax rate applicable in Spain (30%)		6,189.0	5,708.0	4,938.0
By the effect of application of the various tax rates applicable in each country		(103.0)	115.0	(100.0)
Effect of profit or loss of associates and joint ventures		(207.0)	(213.0)	(184.0)
USA electric vehicle leasing incentives		(203.0)	(258.0)	(259.0)
Global minimum tax Pillar Two		6.0	14.0	0.0
Effect of reassessment of deferred taxes		(101.0)	68.0	0.0
Permanent differences and other		(450.0)	(151.0)	(119.0)
Income tax		€ 5,131.0	€ 5,283.0	€ 4,276.0
Effective tax rate		24.87%	27.77%	25.98%
Continuing operations	€ 635.0	€ 4,723.0	€ 4,844.0	€ 3,880.0
Discontinued operations (Note 37)		408.0	439.0	396.0
Current taxes		5,666.0	4,855.0	5,568.0
Deferred taxes		(535.0)	428.0	(1,292.0)
Income tax (receipts)/payments		€ 4,954.0	€ 5,880.0	€ 5,214.0
Spain
Disclosure of geographical areas [line items]
Applicable tax rate in Spain		30.00%	30.00%	30.00%
Brazil
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country		€ 264.0	€ 413.0	€ 198.0
United Kingdom
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country		(42.0)	(53.0)	(51.0)
US
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country		(60.0)	(25.0)	(28.0)
Chile
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country		(36.0)	(33.0)	(28.0)
Poland
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country		€ (224.0)	€ (183.0)	€ (164.0)